Fees Summary	Feb. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 152,103,378.24
Previously Paid Amount	0.00
Total Fee Amount	23,287.02
Total Offset Amount	0.00
Net Fee	$ 23,287.02